Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) € / shares in Units, € in Thousands, item in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item € / shares	Dec. 31, 2021 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) item
SHARE-BASED PAYMENTS
Fair value of unvested RSAs, RSUs, PSUs, and options	€ 803,000	€ 1,302,000
Total expense recognized	€ 355,000	€ 1,147,000	€ 893,000
LTI Plan 2016
SHARE-BASED PAYMENTS
Beginning of period | item	469	767
Granted | item	0	0
Adjustment based upon KPI target achievement | item	(122)	(150)
Exercised | item	(77)	(92)
Forfeited | item	0	(57)
End of period | item	270	469	767
Fair value of unvested RSAs, RSUs, PSUs, and options	€ 18,000	€ 28,000
Total intrinsic value of vested awards	€ 22,000	€ 38,000
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 106.59	€ 106.68
Total expense recognized	€ (2,000)	€ (11,000)	€ (9,000)
LTI 2020
SHARE-BASED PAYMENTS
Beginning of period | item	340	172
Granted | item	206	238
Exercised | item	0	0
Forfeited | item	0	(70)
End of period | item	546	340	172
Fair value of unvested RSAs, RSUs, PSUs, and options	€ 23,000	€ 15,000
Total intrinsic value of vested awards	3,000	4,000
Total expense recognized	€ 8,000	€ 9,000	€ 6,000
Move
SHARE-BASED PAYMENTS
Beginning of period | item	18,783	16,993
Granted | item	2,997	12,204
Adjustment based upon KPI target achievement | item	(36)	153
Exercised | item	(8,869)	(8,092)
Exchanged		1,309
Forfeited | item	(1,016)	(1,165)
End of period | item	11,859	18,783	16,993
Fair value of unvested RSAs, RSUs, PSUs, and options	€ 752,000	€ 1,260,000
Total intrinsic value of vested awards	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 97.35	€ 107.69
Total expense recognized	€ 346,000	€ 1,139,000	€ 760,000
Qualtrics Rights
SHARE-BASED PAYMENTS
Beginning of period	84,018	0
Granted	35,490	80,856
Adjustment based upon KPI target achievement	0
Exercised	(34,320)	(7,467)
Exchanged		12,872
End of period	78,140	84,018	0